OTHER INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
OTHER INCOME
Income from government grants	$ 52,591	¥ 342,171	¥ 745,269	¥ 1,787,774